5. Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting
Summary of revenue and non-current assets by geographic information

	2019	2018	2017
Revenue:
Germany	0	31	80
Europe	1,646	1,175	1,236
USA	19,745	22,529	694
	21,391	23,735	2,010

Non-current assets as of December, 31:
Germany	2,017	1,224	957
Czech Republic	870	246	221
USA	3,558	3,825	0
	6,445	5,295	1,178